Income tax incurred and deferred: Reconciliation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Income tax incurred and deferred:
Consolidated income before IT and joint venture equity method:	$ 7,661,741	$ 6,916,699	$ 8,498,889
Consolidated income before IT and joint venture equity method:	7,661,737	6,916,699	8,386,544
Net (loss) income before taxes of Airplan and Aerostar	(843,352)	(297,179)	16,011
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT	(100,793)	(89,685)	(62,327)
Income before provisions for income taxes	$ 6,717,596	$ 6,529,835	$ 8,452,573
Statutory IT rate	30.00%	30.00%	30.00%	30.00%
IT that would result from applying the IT rate to book profit before income taxes	$ 2,015,279	$ 1,958,951	$ 2,535,772
Non-deductible items and other permanent differences	11,941	15,126	8,693
Gain on business combination			(2,108,760)
Goodwill impairment			1,415,729
Annual adjustment for tax inflation	(12,783)	12,101	(2,406)
Accounting disconnect inflation	(93,030)	(189,237)	(249,336)
Initial recognition for deferret IT consolidation in Aerostar	38,579	33,879	28,678
Other non-taxable earnings		(17,742)	(3,137)
IT provision	$ 1,978,102	$ 1,795,961	$ 1,635,447
Effective IT rate	29.00%	28.00%	19.00%